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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Stelliam Investment Management, LP
            31 West 52nd Street, 16th Floor
            New York, NY 10019

Form 13F File Number:      028-12932
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gregg L. Kudisch
Title:            Chief Financial Officer
Phone:            (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch                 New York, NY               May 13, 2010
---------------------             -------------------       --------------------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   58
                                                          ------------------

Form 13F Information Table Value Total:                             $454,355
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ----------                 ------------------


                                                 Stelliam Investment Management, LP
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2010


                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value    Shares or
                          Title of          Cusip        (in     Principal  SH/  Put/      Shared  Shared Other
Issuer                      Class           Number     thousands)   Amount  PRN  Call Sole Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                      SHS           H0023R105    $10,591     202,500  SH         X                          202,500
------------------------------------------------------------------------------------------------------------------------------------
ALBEMARLE CORP               COM           012653101     $6,501     152,500  SH         X                          152,500
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                  COM           037411105     $3,553      35,000  SH         X                           35,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC            COM           038222105    $14,814   1,100,000  SH         X                        1,100,000
------------------------------------------------------------------------------------------------------------------------------------
ASML HOLDING N V             NY REG SHS    N07059186     $7,080     200,000  SH         X                          200,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK MELLON
CORP                         COM           064058100     $6,408     207,500  SH         X                          207,500
------------------------------------------------------------------------------------------------------------------------------------
BE AEROSPACE INC             COM           073302101     $9,108     300,000  SH         X                          300,000
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL CORP   COM           13342B105     $2,893      67,500  SH         X                           67,500
------------------------------------------------------------------------------------------------------------------------------------
CELLU TISSUE HLDGS INC       COM           151169109     $7,086     710,000  SH         X                          710,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                COM           17275R102    $10,542     405,000  SH         X                          405,000
------------------------------------------------------------------------------------------------------------------------------------
CLEARWATER PAPER CORP        COM           18538R103     $6,649     135,000  SH         X                          135,000
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA ENTERPRISES INC    COM           191219104    $15,420     557,500  SH         X                          557,500
------------------------------------------------------------------------------------------------------------------------------------
CORNERSTONE THERAPEUTICS
INC                          COM           21924P103     $1,381     217,500  SH         X                          217,500
------------------------------------------------------------------------------------------------------------------------------------
CUTERA INC                   COM           232109108     $1,092     105,300  SH         X                          105,300
------------------------------------------------------------------------------------------------------------------------------------
CYNOSURE INC                 CL A          232577205     $1,883     167,500  SH         X                          167,500
------------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC               COM           23331A109     $8,442     670,000  SH         X                          670,000
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL      COM NEW       247361702     $6,201     425,000  SH         X                          425,000
------------------------------------------------------------------------------------------------------------------------------------
EOG RES INC                  COM           26875P101     $4,972      53,500  SH         X                           53,500
------------------------------------------------------------------------------------------------------------------------------------
EXPRESSJET HOLDINGS INC      COM NEW       30218U306     $5,858   1,553,900  SH         X                        1,553,900
------------------------------------------------------------------------------------------------------------------------------------
GAMESTOP CORP NEW            CL A          36467W109    $17,966     820,000  SH         X                          820,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value    Shares or
                          Title of          Cusip        (in     Principal  SH/  Put/      Shared  Shared Other
Issuer                      Class           Number     thousands)   Amount  PRN  Call Sole Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC      COM           38141G104    $12,029      70,500  SH         X                           70,500
------------------------------------------------------------------------------------------------------------------------------------
HORMEL FOODS CORP            COM           440452100     $8,192     195,000  SH         X                          195,000
------------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP                  COM           45337C102     $7,104     510,000  SH         X                          510,000
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND PLC           SHS           G47791101     $9,415     270,000  SH         X                          270,000
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP         COM           477143101    $11,858   2,125,000  SH         X                        2,125,000
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP         COM           477143101     $4,032     722,500  SH  CALL   X                          722,500
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO          COM           46625H100    $14,329     320,200  SH         X                          320,200
------------------------------------------------------------------------------------------------------------------------------------
KRATON PERFORMANCE
POLYMERS                     COM           50077C106     $1,564      87,580  SH         X                           87,580
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP            COM           512807108     $8,770     235,000  SH         X                          235,000
------------------------------------------------------------------------------------------------------------------------------------
                             SPONSORED
LDK SOLAR CO LTD             ADR           50183L107       $656     100,000  SH  PUT    X                          100,000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACQUISITION          *W EXP
HLDGS CO                     12/12/201     53015Y115     $1,128   1,275,000  SH         X                        1,275,000
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                    COM           55616P104    $14,695     675,000  SH         X                          675,000
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA MATLS INC    COM           573284106    $14,621     175,000  SH  PUT    X                          175,000
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP               COM           580135101    $11,176     167,500  SH         X                          167,500
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATLS INC        COM           552715104     $7,282     475,000  SH         X                          475,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 1.875%
MICRON TECHNOLOGY INC        06/01/14      595112AH6    $11,535  12,000,000 PRN         X                       12,000,000
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC        COM           595112103     $2,074     200,000  SH         X                          200,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP               COM           594918104    $14,790     505,000  SH         X                          505,000
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW              COM           61166W101     $6,249      87,500  SH         X                           87,500
------------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME ACQUIS       *W EXP
CORP                         06/25/201     Y62159119     $1,815   3,025,000  SH         X                        3,025,000
------------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME HOLDINGS
INC                          COM           Y62196103     $5,617     845,900  SH         X                          845,900
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value    Shares or
                          Title of          Cusip        (in     Principal  SH/  Put/      Shared  Shared Other
Issuer                      Class           Number     thousands)   Amount  PRN  Call Sole Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
PALOMAR MED TECHNOLOGIES
INC                          COM NEW       697529303     $1,522     140,000  SH         X                          140,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   COM           717081103    $15,864     925,000  SH         X                          925,000
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC              COM           745867101     $7,369     655,000  SH         X                          655,000
------------------------------------------------------------------------------------------------------------------------------------
RADVISION LTD                ORD           M81869105     $6,679     975,000  SH         X                          975,000
------------------------------------------------------------------------------------------------------------------------------------
SALESFORCE COM INC           COM           79466L302     $7,445     100,000  SH  PUT    X                          100,000
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                 COM           80004C101     $7,272     210,000  SH         X                          210,000
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC         COM           832248108    $14,622     705,000  SH         X                          705,000
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC         COM           832248108     $5,600     270,000  SH  CALL   X                          270,000
------------------------------------------------------------------------------------------------------------------------------------
SOLTA MED INC                COM           83438K103       $645     300,000  SH         X                          300,000
------------------------------------------------------------------------------------------------------------------------------------
SOUTH JERSEY INDS INC        COM           838518108     $9,868     235,000  SH         X                          235,000
------------------------------------------------------------------------------------------------------------------------------------
                             UNIT
SPDR S&P 500 ETF TR          SER 1 S&P     78462F103    $11,700     100,000  SH         X                          100,000
------------------------------------------------------------------------------------------------------------------------------------
SPIRIT AEROSYSTEMS HLDGS
INC                          COM CL A      848574109     $6,313     270,000  SH         X                          270,000
------------------------------------------------------------------------------------------------------------------------------------
SYNERON MEDICAL LTD          ORD SHS       M87245102     $3,952     361,600  SH         X                          361,600
------------------------------------------------------------------------------------------------------------------------------------
TD AMERITRADE HLDG CORP      COM           87236Y108     $5,146     270,000  SH         X                          270,000
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC       COM           91324P102     $5,309     162,500  SH         X                          162,500
------------------------------------------------------------------------------------------------------------------------------------
VULCAN MATLS CO              COM           929160109    $16,534     350,000  SH  PUT    X                          350,000
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC               COM           98385X106    $11,144     236,200  SH         X                          236,200
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $454,355
(in thousands)
